Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents (Note 6)	$ 94,733	$ 39,567
Restricted cash (Note 6)	2,059	48,203
Trade receivables, net (Note 7)	471,514	401,087
Other accounts receivable (Note 8)	337,095	272,021
Related parties (Note 15)	39,468	65,057
Materials and supplies	51,261	62,534
Prepayments	3,142	6,649
Assets classified as held for sale (Note 9)	272,500	455,157
Total current assets	1,271,772	1,350,275
Non-current
Other accounts receivable (Note 8)	273,314	280,000
Property, vessels and equipment, net (Note 9)	1,490,771	1,540,938
Right-of-use assets (Note 10)	268,938	337,232
Intangible assets (Note 12)	157,453	160,111
Concession rights, net (Note 11)	0	0
Other non-current assets	39,136	43,714
Total non-current assets	2,229,612	2,361,995
Total assets	3,501,384	3,712,270
Short-term
Short-term portion of the financial debt (Note 14)	35,030	57,106
Short-term leases liabilities (Note 10)	68,929	121,378
Trade payables	437,382	437,005
Accounts payable and accrued expenses (Note 16)	503,874	470,068
Related parties (Note 15)	165,280	144,966
Total short-term liabilities	1,210,495	1,230,523
Long-term
Long-term portion of the financial debt (Note 14)	32,475	65,601
Long-term lease liabilities (Note 10)	218,146	288,497
Accounts payable	0	0
Employee benefits (Note 23)	84,652	102,375
Deferred income tax (Note 21)	154,592	206,176
Total long-term liabilities	489,865	662,649
Total liabilities	1,700,360	1,893,172
Stockholders' equity (Note 17):
Share capital (103,760,541 shares authorized and issued)	2,216,733	2,216,733
Treasury shares (1,577,700 shares)	(46,805)	(46,805)
Accumulated losses	(1,131,283)	(1,165,223)
Other components of equity	729,092	778,468
Controlling interest	1,767,737	1,783,173
Non-controlling interest	33,287	35,925
Total stockholders' equity	1,801,024	1,819,098
Total liabilities and stockholders' equity	$ 3,501,384	$ 3,712,270